First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments
January 31, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES – 88.2%
	Brazil – 11.3%
12,150,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	$2,286,330
34,450,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	6,237,374
24,200,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	4,215,442
21,000,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/31	3,550,147
				16,289,293
	Chile – 0.7%
590,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP)	4.50%	03/01/26	710,233
270,000,000	Bonos de la Tesoreria de la Republica en Pesos (CLP) (a) (b)	4.70%	09/01/30	322,913
				1,033,146
	Colombia – 7.2%
6,062,000,000	Colombian TES (COP)	7.50%	08/26/26	1,137,899
9,770,000,000	Colombian TES (COP)	6.00%	04/28/28	1,624,462
37,705,000,000	Colombian TES (COP)	7.75%	09/18/30	6,373,555
8,500,000,000	Colombian TES (COP)	7.00%	06/30/32	1,305,805
				10,441,721
	Czech Republic – 2.6%
28,050,000	Czech Republic Government Bond (CZK) (b)	2.40%	09/17/25	1,189,907
71,920,000	Czech Republic Government Bond (CZK)	2.00%	10/13/33	2,579,899
				3,769,806
	Hungary – 4.3%
603,000,000	Hungary Government Bond (HUF)	5.50%	06/24/25	1,483,633
1,565,000,000	Hungary Government Bond (HUF)	6.75%	10/22/28	3,993,706
376,500,000	Hungary Government Bond (HUF)	3.00%	08/21/30	764,052
				6,241,391
	India – 0.3%
40,000,000	India Government Bond (INR)	6.10%	07/12/31	450,029
	Indonesia – 12.6%
86,660,000,000	Indonesia Treasury Bond (IDR)	8.38%	09/15/26	6,179,511
69,702,000,000	Indonesia Treasury Bond (IDR)	9.00%	03/15/29	5,232,812
55,440,000,000	Indonesia Treasury Bond (IDR)	7.00%	09/15/30	3,774,210
31,570,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	2,354,166
8,786,000,000	Indonesia Treasury Bond (IDR)	8.25%	05/15/36	654,208
				18,194,907
	Israel – 0.5%
2,400,000	Israel Government Bond - Fixed (ILS)	6.25%	10/30/26	761,984
	Malaysia – 8.3%
19,750,000	Malaysia Government Bond (MYR)	3.90%	11/30/26	4,693,260
19,705,000	Malaysia Government Bond (MYR)	3.89%	08/15/29	4,656,452
12,275,000	Malaysia Government Bond (MYR)	2.63%	04/15/31	2,637,814
				11,987,526
	Mexico – 4.7%
85,960,000	Mexican Bonos (MXN)	7.50%	06/03/27	4,344,129
7,590,000	Mexican Bonos (MXN)	8.50%	05/31/29	399,853
38,840,000	Mexican Bonos (MXN)	7.75%	05/29/31	1,951,539
				6,695,521

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (Continued)
	Peru – 4.1%
1,195,000	Peru Government Bond (PEN)	8.20%	08/12/26	$320,897
17,460,000	Peru Government Bond (PEN)	6.95%	08/12/31	4,262,075
5,590,000	Peru Government Bond (PEN)	6.90%	08/12/37	1,293,320
				5,876,292
	Philippines – 2.6%
226,000,000	Philippine Government International Bond (PHP)	6.25%	01/14/36	3,788,219
	Poland – 4.8%
545,000	Republic of Poland Government Bond (PLN)	4.00%	10/25/23	124,268
1,350,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/26	277,828
26,485,000	Republic of Poland Government Bond (PLN)	2.75%	04/25/28	5,259,220
7,840,000	Republic of Poland Government Bond (PLN)	1.75%	04/25/32	1,280,876
				6,942,192
	Romania – 4.4%
3,445,000	Romania Government Bond (RON)	4.50%	06/17/24	740,132
12,680,000	Romania Government Bond (RON)	4.75%	02/24/25	2,684,205
14,025,000	Romania Government Bond (RON)	6.70%	02/25/32	2,973,408
				6,397,745
	South Africa – 9.5%
113,040,000	Republic of South Africa Government Bond (ZAR)	10.50%	12/21/26	7,016,048
102,880,000	Republic of South Africa Government Bond (ZAR)	8.25%	03/31/32	5,201,353
30,270,000	Republic of South Africa Government Bond (ZAR)	8.88%	02/28/35	1,503,497
				13,720,898
	Supranationals – 4.5%
100,000,000	African Development Bank (ZAR)	(c)	04/05/46	821,264
277,020,000	Asian Development Bank (INR)	6.20%	10/06/26	3,314,958
116,000,000	International Finance Corp. (INR)	6.30%	11/25/24	1,396,191
62,500,000	International Finance Corp. (MXN)	(c)	02/22/38	909,927
				6,442,340
	Thailand – 4.9%
6,100,000	Thailand Government Bond (THB)	3.63%	06/16/23	186,286
34,100,000	Thailand Government Bond (THB)	2.13%	12/17/26	1,039,363
53,400,000	Thailand Government Bond (THB)	1.60%	12/17/29	1,552,129
129,760,000	Thailand Government Bond (THB)	3.65%	06/20/31	4,295,720
				7,073,498
	Turkey – 0.9%
23,800,000	Turkey Government Bond (TRY)	10.60%	02/11/26	1,281,784

Total Investments – 88.2%	127,388,292
(Cost $145,815,982)
Net Other Assets and Liabilities – 11.8%	17,108,508
Net Assets – 100.0%	$144,496,800

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 1/31/2023	Sale Value as of 1/31/2023	Unrealized Appreciation/ (Depreciation)
02/22/23	BNS	BRL	9,300,000	USD	1,805,244	$ 1,825,624	$ 1,805,244	$ 20,380
02/22/23	BNS	CLP	550,000,000	USD	668,076	688,876	668,076	20,800
02/22/23	BBH	CNH	30,000,000	USD	4,462,380	4,446,342	4,462,380	(16,038)
02/22/23	BNS	COP	20,100,000,000	USD	4,265,886	4,288,527	4,265,886	22,641
02/22/23	BBH	CZK	30,000,000	USD	1,350,809	1,370,084	1,350,809	19,275
02/22/23	BBH	HUF	706,000,000	USD	1,912,571	1,949,357	1,912,571	36,786
02/22/23	BNS	IDR	33,250,000,000	USD	2,226,764	2,217,278	2,226,764	(9,486)
02/22/23	BNS	INR	119,000,000	USD	1,457,797	1,451,068	1,457,797	(6,729)
02/22/23	BNS	KRW	4,000,000,000	USD	3,241,754	3,249,512	3,241,754	7,758
02/22/23	BBH	MXN	84,750,000	USD	4,483,935	4,485,706	4,483,935	1,771
02/22/23	BNS	PEN	2,800,000	USD	730,689	726,974	730,689	(3,715)
02/22/23	BNS	PHP	203,450,000	USD	3,717,162	3,723,482	3,717,162	6,320
02/22/23	BBH	PLN	8,300,000	USD	1,906,978	1,913,474	1,906,978	6,496
02/22/23	BBH	THB	31,700,000	USD	963,233	962,225	963,233	(1,008)
02/22/23	BBH	ZAR	41,000,000	USD	2,411,129	2,352,392	2,411,129	(58,737)
02/22/23	BNS	USD	2,197,040	IDR	33,250,000,000	2,197,040	2,217,279	(20,239)
02/22/23	BBH	USD	2,149,712	ILS	7,320,000	2,149,712	2,121,781	27,931
02/22/23	BBH	USD	965,433	THB	31,700,000	965,433	962,225	3,208
Net Unrealized Appreciation / (Depreciation)								$57,414

Counterparty Abbreviations
BBH	Brown Brothers Harriman and Co.
BNS	Bank of Nova Scotia

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”), and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2023, securities noted as such amounted to $322,913 or 0.2% of net assets.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the 1933 Act.
(c)	Zero coupon bond.

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)
Credit Quality †	% of Total Investments (including cash)
AAA	4.5%
AA	2.6
AA-	0.5
A+	0.7
A	13.1
A-	4.9
BBB+	11.4
BBB	24.2
BBB-	4.8
BB	20.8
B	0.9
Cash	11.6
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including S&P Global Ratings, Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the creditworthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.
Currency Exposure Diversification	% of Total Investments (including cash)††
IDR	12.6%
BRL	12.6
ZAR	11.7
COP	10.2
MXN	8.4
MYR	8.3
PLN	6.1
HUF	5.7
PHP	5.2
THB	4.9
INR	4.6
PEN	4.6
RON	4.4
CZK	3.6
CNH	3.1
KRW	2.3
CLP	1.2
TRY	0.9
EUR	0.0*
ILS	(0.9)
USD	(9.5)
Total	100.0%

††	The weightings include the impact of currency forwards.
*	Amount is less than 0.1%.

Currency Abbreviations
BRL	Brazilian Real
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand

First Trust Emerging Markets Local Currency Bond ETF (FEMB)
Portfolio of Investments (Continued)
January 31, 2023 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of January 31, 2023 is as follows:
ASSETS TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes*	$ 127,388,292	$ —	$ 127,388,292	$ —
Forward Foreign Currency Contracts	173,366	—	173,366	—
Total	$ 127,561,658	$—	$ 127,561,658	$—

LIABILITIES TABLE
	Total Value at 1/31/2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (115,952)	$ —	$ (115,952)	$ —

*	See Portfolio of Investments for country breakout.